SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include Adamis Pharmaceuticals and its wholly-owned operating subsidiaries. All significant intra-entity balances and transactions have been eliminated in consolidation.

Accounting Estimates

Accounting Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements. Actual results could differ from those estimates, and the differences could be material.

Cash and Cash Equivalents
Cash and Cash Equivalents

For purposes of the consolidated statements of cash flows, the Company considers all highly liquid investments with original maturities at the date of purchase of three months or less to be cash equivalents.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying amounts of the Company’s financial instruments, including cash, accounts payable and accrued liabilities approximate their fair value due to their short-term nature. The Company’s notes payable approximate fair value based upon current rates available to the Company for loans with similar maturities.  The convertible notes payable have fixed interest rates and conversion features which are based upon the conversion price specified in the agreements.  Additionally, one of the convertible notes payable contains price anit-dilution features which are adjusted to fair value on a recurring basis.

Long-Lived Assets
Long-Lived Assets

The Company periodically assesses whether there has been permanent impairment of its long-lived assets held and used whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by comparison of the carrying amount of the asset to future net undiscounted cash flows expected to be generated from the use and eventual disposition of the asset.

Derivative Instruments and Hedging Activities

Derivative Instruments and Hedging Activities

Derivatives are recognized as either assets or liabilities in the consolidated balance sheets and are measured at fair value.  The treatment of gains and losses resulting from changes in the fair values of derivative instruments is dependent on the use of the respective derivative instrument and whether they qualify for hedge accounting.  As of March 31, 2013, no derivative instruments qualified for hedge accounting.  See Note 8 for further discussion of derivative instruments.

Discontinued Operations
Discontinued Operations

As discussed in Note 4, the assets and liabilities at March 31, 2012, related to International Labs, Inc. (“INL”), the company’s former packaging division, have been accounted for as discontinued operations. There are no operations related to INL in the accompanying consolidated financial statements.

Revenue Recognition
Revenue Recognition

In accordance with our revenue recognition policy, revenue is recognized when title and risk of loss are transferred to the customer, the sales price to the customer is fixed and determinable, and collectability of the sales price is reasonably assured. Reported revenue is net of estimated customer returns and other wholesaler fees. Our policy regarding sales to customers is that we do not recognize revenue from, or the cost of, such sales, where we believe the customer has more than a demonstrably reasonable level of inventory. We make this assessment based on historical demand, historical customer ordering patterns for purchases, business considerations for customer purchases and estimated inventory levels. If our actual experience proves to be different than our assumptions, we would then adjust such allowances accordingly.

Stock-Based Compensation
Stock-Based Compensation

The Company accounts for stock-based compensation transactions in which the Company receives employee services in exchange for options to purchase common stock. Stock-based compensation cost for restricted stock units (“RSUs”) is measured based on the closing fair market value of the Company’s common stock on the date of grant. Stock-based compensation cost for stock options is estimated at the grant date based on each option’s fair-value as calculated by the Black-Scholes option-pricing model. The Company recognizes stock-based compensation cost as expense ratably on a straight-line basis over the requisite service period.

Research and Development
Research and Development

Research and development costs are expensed as incurred. Non-refundable advance payments for goods and services to be used in future research and development activities are recorded as an asset and are expensed when the research and development activities are performed.

Legal Expense	Legal Expense Legal fees are expensed as incurred and are included in selling, general and administrative expenses on the consolidated statements of operations.
Income Taxes
Income Taxes

The Company accounts for income taxes under the deferred income tax method. Under this method, deferred income taxes are determined based on the estimated future tax effects of differences between the financial statement and tax basis of assets and liabilities given the provisions of enacted tax laws.

Deferred income tax provisions and benefits are based on changes to the assets and liabilities from year to year. In providing for deferred taxes, the Company considers tax regulations of the jurisdictions in which they operate, estimates of future taxable income, and available tax planning strategies. If tax regulations, operating results or the ability to implement tax planning strategies vary, adjustments to the carrying value of deferred tax assets and liabilities may be required. Valuation allowances are recorded related to deferred tax assets based on the “more likely than not” criteria.

The Company accounts for uncertain tax positions in accordance with accounting guidance which requires the Company to recognize the financial statement benefit of a tax position only after determining that the relevant tax authority would, more likely than not, sustain the position following an audit. For tax positions meeting the more likely than not threshold, the amount recognized in the financial statements is the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate settlement with the relevant tax authority. At the adoption date, the Company applied the guidance to all tax positions for which the statue of limitations remained open. Upon implementation, the Company did not recognize any additional liabilities for unrecognized tax benefits. Accordingly, the adoption of the guidance had no impact on the Company’s financial statements. There have been no material changes in unrecognized tax benefits since April 1, 2009.

The Company is subject to income taxes in the United States Federal jurisdiction, California and Florida. The Company is no longer subject to the United States Federal, California or Florida income examinations by tax authorities for the years before the year ended March 31, 2009. The Company recognizes interest and penalty accrued related to unrecognized tax benefits in its income tax expense, if any. No interest or penalties have been accrued for all presented periods.

Net Loss Per Share
Net Loss Per Share

The Company computes basic loss per share by dividing the loss attributable to holders of common stock for the period by the weighted average number of shares of common stock outstanding during the period. Since the effect of common stock equivalents was anti-dilutive, all such equivalents were excluded from the calculation of weighted average shares outstanding. Outstanding warrants at March 31, 2013 and 2012 were 1,800,505 and 2,473,245, respectively. The outstanding options at March 31, 2013 and 2012 were 6,723,582 and 5,230,398, respectively.  Outstanding restricted stock units at March 31, 2013 and 2012 were 726,019 and 0, respectively.

Reclassifications

Reclassifications

Certain reclassifications have been made to the March 31, 2012 financial statement presentation to correspond to the current year’s classification. Total stockholders’ (deficit) and net loss are unchanged due to these reclassifications.